UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-3578

AQUILA FUNDS TRUST

(formerly, Aquila Three Peaks High Income Fund)

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/20

Date of reporting period: 06/30/21

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report June 30, 2021

August, 2021

Dear Fellow Shareholders,

The S&P 500® Index (“S&P 500”) ascended to another record high during the second quarter of 2021, as domestic COVID-19 vaccination efforts further accelerated, which led to a substantial decline in cases and hospitalizations, and a near-full economic reopening across most of the country. In addition, sustained accommodative monetary policies from the Federal Reserve, and further historic fiscal stimulus measures from the U.S. government, also provided ongoing support to the strong U.S. economic rebound and continued rally in the S&P 500.

Despite these encouraging developments, several potential risks to the markets still need to be carefully watched and evaluated going forward, including a slowing or reversal in worldwide reopening efforts from new COVID-19 variants and spiking cases, a prolonged period of elevated inflation, and any potential changes to current Federal Reserve policy. Although the financial markets have demonstrated sustained strength during this current economic recovery, many of these potential challenges will likely come into focus going forward, which might bring increased volatility and downward bias to the markets. Therefore, the Funds’ portfolio management team continues to believe that its diversified and balanced investment approach is a sensible strategy considering the upcoming potential risks and uncertainties facing the markets.

Aquila Three Peaks Opportunity Growth Fund and the U.S. Equity Market

The Aquila Three Peaks Opportunity Growth Fund Class Y share (ATGYX) (the “Equity Fund”) generated a total return of 12.44% year-to-date through June 30, 2021. By comparison, the Russell Midcap® Index (“the Index”), which is the Fund’s primary benchmark, returned 16.25% for the same period. (It should be noted that the Index does not include any operating expenses nor sales charges.)

A variety of factors served to influence Fund Performance for the six month period ended June 30, 2021, including Fund sector overweights and underweights relative to the benchmark, individual security selection within sector allocations  and a general rotation of market participants’ perception of various factors likely to influence future economic expansion, such as growth vs. value styles, rotation among large, mid or small cap companies and the cyclicality of various industries in a COVID Delta variant environment.

Generally, the Fund benefited during the six month period from overweighted positions and favorable performance in sectors such as Industrials, Financials and Consumer Discretionary, which was somewhat offset by underweights in the Materials and Energy sectors which also tended to experience favorable performance during the period. The Fund’s overweighted position in Information Technology during the period served to detract from overall Fund performance. Underweighted positions in Consumer Staples, Communication Services and Utilities served to favorably contribute to the Fund’s overall performance.   In turn, individual security selection within each of these sectors either served to contribute or detract from Fund performance relative to the Index.

NOT A PART OF THE SEMI-ANNUAL REPORT

The U.S. equity markets experienced a substantial rotation during the second quarter, with larger capitalization names generally outperforming smaller capitalization names, and growth-oriented names generally outperforming value-oriented names. This was in stark contrast to what occurred during the previous quarter. The first quarter was characterized by strong performance in the more cyclically-oriented sectors and industries, which benefitted from the significant fiscal and monetary stimulus, as well as economic reopenings from the successful rollout of vaccines globally. In general, the Fund’s holdings are diversified across both value and growth names.

Aquila Three Peaks High Income Fund and the High-Yield Market

The Aquila Three Peaks High Income Fund Class Y share (ATPYX) (the “High Income Fund”) generated a 2.75% total return year-to-date through June 30, 2021. This compares with its primary benchmark, the Bloomberg Barclays U.S. Corporate High Yield Total Return Index Value Unhedged (the “Index”), which returned 3.62%. This relative underperformance for the semi- annual period was largely due to having limited to no exposure to stressed and lower-quality names, a relative underweight position across the Energy sector, and a lower duration profile. (It should be noted that the Index does not include any operating expenses nor sales charges.)

During the second quarter, lower-quality bonds outperformed higher-quality bonds, as sentiment continued to trend positive from the ongoing global economic recovery, and reopenings from accelerating COVID-19 vaccinations worldwide, and declining infection and hospitalization rates. Industries within the Index that are tied to the continued global economic recovery and reopenings were generally among the best-performing during Q2. Year-to-date, lower-quality bonds have outperformed on a relative basis. Industries most impacted by the pandemic last year have been the leaders this year, which include Energy, Airlines, Retailers, Leisure, and Aerospace & Defense. The more stable industries, and those that were not as dramatically impacted last year, have generally been the relative underperformers within the market thus far in 2021.

Thank you for your continued support and investment.

Sandy R. Rufenacht Co-Portfolio Manager	Diana P. Herrmann President

NOT A PART OF THE SEMI-ANNUAL REPORT

IMPORTANT NOTE TO SHAREHOLDERS: Effective on or before September 30, 2021, Three Peaks Capital Management, LLC will no longer serve as Sub-Adviser to the Funds. Aquila Investment Management LLC will remain as each Fund's Investment Adviser. No material changes to either Fund’s investment objectives, principal investment strategies, fees or expenses are currently anticipated in connection with the change. Effective on or before September 30, 2021, the Funds will be renamed Aquila High Income Fund and Aquila Opportunity Growth Fund, respectively.

Mutual fund investing involves risk and loss of principal is possible. The market value of each Fund’s securities may rise or decline due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures will not be known for some time.

Money market instruments or short-term debt securities held by a Fund for cash management or defensive purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If a Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. In addition, the Fund will not earn income on the cash and the Fund’s yield will go down. If a significant amount of a Fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the Fund to achieve its investment objectives.

Aquila Three Peaks High Income Fund

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. Interest rates are currently at or near historic lows, which may make a rise in rates more likely. Conversely, when interest rates fall, the value of your investment may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The Fund’s portfolio will typically include a high proportion, perhaps 100%, of high-yield / high-risk securities rated below investment grade and sometimes called “junk bonds”. In the event of a real or perceived decline in credit quality of an issuer, borrower, counterparty, or collateral, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. When interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

NOT A PART OF THE SEMI-ANNUAL REPORT

Aquila Three Peaks Opportunity Growth Fund

The market prices of the Fund’s securities will be impacted by the risks associated with the financial condition and profitability of the underlying company, or by a default or downgrade of an issuer, obligor or counterparty to a financial contract with the Fund.

Small and mid-sized companies are comparatively less well known and may have less trading in their shares than larger companies, may be more sensitive to changes in earnings results and investor expectations, may have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Fund’s portfolio manager thinks appropriate, and offer greater potential for gain and loss.

The Fund has exposure to highly leveraged companies. Leverage can magnify equity performance in both positive and negative stock markets.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Funds’ historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS JUNE 30, 2021 (unaudited)

Principal Amount	Corporate Bonds (96.3%)	Value
	Communication Services (7.7%)

	Advertising Services (1.2%)
	Advantage Sales & Marketing, Inc.
$ 2,350,000	6.500%, 11/15/28 144A	$ 2,473,375

	Broadcast Services/Program (1.0%)
	Nexstar Broadcasting, Inc.
2,000,000	5.625%, 07/15/27 144A	2,120,000

	Cable/Satellite TV (1.6%)
	CCO Holdings LLC/CCO Holdings Capital Corp.
874,000	5.750%, 02/15/26 144A	903,331
2,350,000	5.500%, 05/01/26 144A	2,429,665
		3,332,996
	Computer Software (1.1%)
	Rackspace Technology Global, Inc.
2,100,000	5.375%, 12/01/28 144A	2,152,500

	E-Commerce/Services (1.0%)
	Cars.com, Inc.
1,850,000	6.375%, 11/01/28 144A	1,973,099

	Telephone - Integrated (0.5%)
	Level 3 Financing, Inc.
925,000	5.375%, 05/01/25	944,656

	Theaters (1.3%)
	Live Nation Entertainment, Inc.
1,475,000	4.875%, 11/01/24 144A	1,498,600
1,125,000	4.750%, 10/15/27 144A	1,165,781
		2,664,381
	Total Communication Services	15,661,007

	Consumer Discretionary (21.4%)
	Building - Residential/Commercial (1.7%)
	Century Communities, Inc.
625,000	5.875%, 07/15/25	646,388
1,175,000	6.750%, 06/01/27	1,246,969

	Shea Homes LP/Shea Homes Funding Corp.
1,525,000	4.750%, 02/15/28 144A	1,560,639
		3,453,996

1 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Consumer Discretionary (continued)
	Casinos & Gaming (3.9%)
	Affinity Gaming
$ 877,000	6.875%, 12/15/27 144A	$ 930,716

	Boyd Gaming Corp.
1,500,000	4.750%, 12/01/27	1,552,500

	Caesars Entertainment, Inc.
2,850,000	6.250%, 07/01/25 144A	3,021,000
1,300,000	8.125%, 07/01/27 144A	1,445,860

	Scientific Games International, Inc.
900,000	8.625%, 07/01/25 144A	985,500
		7,935,576
	Funeral Services & Related Items (0.5%)
	Service Corp. International/US
1,000,000	5.125%, 06/01/29	1,085,000

	Hotels & Motels (1.7%)
	Marriott Ownership Resorts Inc./ILG LLC
2,650,000	6.500%, 09/15/26	2,752,688
750,000	4.750%, 01/15/28	768,525
		3,521,213
	Racetracks (4.3%)
	Churchill Downs, Inc.
2,150,000	5.500%, 04/01/27 144A	2,240,421
2,000,000	4.750%, 01/15/28 144A	2,069,420

	Penn National Gaming, Inc.
4,200,000	5.625%, 01/15/27 144A	4,362,750
186,000	4.125%, 07/01/29 144A	185,768
		8,858,359
	Retail - Apparel/Shoes (1.1%)
	L Brands, Inc.
870,000	6.694%, 01/15/27	1,023,581
1,000,000	7.500%, 06/15/29	1,177,500
		2,201,081

2 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Consumer Discretionary (continued)
	Retail - Automobile (3.1%)
	Carvana Co.
$ 2,875,000	5.625%, 10/01/25 144A	$ 2,986,406
2,000,000	5.500%, 04/15/27 144A	2,065,460

	Sonic Automotive, Inc.
1,150,000	6.125%, 03/15/27	1,200,911
		6,252,777
	Retail - Building Products (0.3%)
	Ambience Merger Sub, Inc.
186,000	4.875%, 07/15/28 144A†	186,465
370,000	7.125%, 07/15/29 144A†	373,700
		560,165
	Retail - Perfume & Cosmetics (0.8%)
	Sally Holdings LLC
1,500,000	5.625%, 12/01/25	1,548,750

	Retail - Restaurants (0.6%)
	Dave & Buster's, Inc.
1,100,000	7.625%, 11/01/25 144A	1,183,875

	Retail - Sporting Goods (1.1%)
	Academy Ltd.
2,050,000	6.000%, 11/15/27 144A	2,190,937

	Rubber - Tires (1.2%)
	The Goodyear Tire & Rubber Co.
1,700,000	5.000%, 05/31/26	1,744,190
750,000	4.875%, 03/15/27	794,753
		2,538,943
	Toys (1.1%)
	Mattel, Inc.
2,175,000	6.750%, 12/31/25 144A	2,285,273
	Total Consumer Discretionary	43,615,945

3 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Consumer Staples (7.3%)
	Food - Canned (1.9%)
	Del Monte Foods, Inc.
$ 3,350,000	11.875%, 05/15/25 144A	$ 3,819,000

	Food - Miscellaneous/Diversified (0.4%)
	B&G Foods, Inc.
900,000	5.250%, 04/01/25	924,390

	Food - Retail (2.9%)
	Albertsons Companies, Inc./Safeway, Inc.
1,325,000	4.625%, 01/15/27 144A	1,385,884
1,300,000	5.875%, 02/15/28 144A	1,400,613

	Ingles Markets, Inc.
1,224,000	5.750%, 06/15/23	1,225,836

	SEG Holding LLC/ SEG Finance Corp.
1,875,000	5.625%, 10/15/28 144A	1,968,188
		5,980,521
	Food - Wholesale/Distributors (2.1%)
	Performance Food Group, Inc.
1,075,000	6.875%, 05/01/25 144A	1,145,004

	United Natural Foods, Inc.
1,925,000	6.750%, 10/15/28 144A	2,071,608

	US Foods, Inc.
1,000,000	4.750%, 02/15/29 144A	1,020,000
		4,236,612
	Total Consumer Staples	14,960,523

	Energy (8.3%)
	Energy - Alternate Sources (0.5%)
	Renewable Energy Group, Inc.
925,000	5.875%, 06/01/28 144A	970,094

4 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Energy (continued)
	Midstream Oil & Gas (4.2%)
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
$ 1,100,000	5.750%, 04/01/25	$ 1,131,020

	EnLink Midstream Partners LP
1,100,000	4.400%, 04/01/24	1,155,000

	Global Partners LP/GLP Finance Corp.
1,175,000	7.000%, 08/01/27	1,245,500

	New Fortress Energy, Inc.
1,800,000	6.750%, 09/15/25 144A	1,842,750

	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,950,000	5.875%, 04/15/26	3,098,415
		8,472,685
	Oil Company - Exploration & Production (2.1%)
	California Resources Corp.
925,000	7.125%, 02/01/26 144A	973,396

	PDC Energy, Inc.
1,000,000	6.125%, 09/15/24	1,022,700

	Range Resources Corp.
1,000,000	9.250%, 02/01/26	1,102,500

	Southwestern Energy Co.
1,075,000	7.500%, 04/01/26	1,138,156
		4,236,752
	Oil Refining & Marketing (0.5%)
	Sunoco LP/Sunoco Finance Corp.
1,100,000	5.500%, 02/15/26	1,133,550

5 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Energy (continued)
	Oil - Field Services (1.0%)
	ChampionX Corp.
$ 802,000	6.375%, 05/01/26	$ 840,015

	USA Compression Partners LP/USA Compression Finance Corp.
1,200,000	6.875%, 04/01/26	1,257,000
		2,097,015
	Total Energy	16,910,096

	Financials (19.4%)
	Finance - Auto Loans (0.7%)
	Credit Acceptance Corp.
1,350,000	6.625%, 03/15/26	1,420,875

	Finance - Investment Banker/Broker (1.8%)
	LPL Holdings, Inc.
3,450,000	4.625%, 11/15/27 144A	3,575,063

	Finance - Mortgage Loan/Banker (2.2%)
	LD Holdings Group LLC
1,500,000	6.500%, 11/01/25 144A	1,540,200
2,850,000	6.125%, 04/01/28 144A	2,846,438
		4,386,638
	Real Estate Management/Service (3.6%)
	Cushman & Wakefield US
2,250,000	6.750%, 05/15/28 144A	2,426,535

	Realogy Group LLC/Realogy Co-Issuer Corp.
4,500,000	9.375%, 04/01/27 144A	5,000,130
		7,426,665
	Real Estate Operator/Developer (0.4%)
	The Howard Hughes Corp.
730,000	5.375%, 08/01/28 144A	774,990

6 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Financials (continued)
	REITS - Diversified (3.6%)
	iStar, Inc.
$ 3,200,000	5.500%, 02/15/26	$ 3,352,000

	New Residential Investment Corp.
1,875,000	6.250%, 10/15/25 144A	1,876,781

	VICI Properties LP/VICI Note Co., Inc.
2,000,000	4.625%, 12/01/29 144A	2,125,000
		7,353,781
	REITS - Hotels (5.8%)
	Park Intermediate Holdings LLC
1,200,000	7.500%, 06/01/25 144A	1,300,560

	RHP Hotel Properties LP/RHP Finance Corp.
4,625,000	4.750%, 10/15/27	4,750,106

	Service Properties Trust
1,100,000	4.500%, 06/15/23	1,127,500
1,950,000	4.650%, 03/15/24	1,985,490
825,000	4.350%, 10/01/24	830,775

	XHR LP
1,800,000	6.375%, 08/15/25 144A	1,914,750
		11,909,181
	REITS - Mortgage (0.4%)
	Apollo Commercial Real Estate Finance, Inc.
741,000	4.625%, 06/15/29 144A	730,700

	REITS - Storage (0.9%)
	Iron Mountain, Inc.
925,000	4.875%, 09/15/27 144A	958,906
875,000	5.250%, 03/15/28 144A	915,731
		1,874,637
	Total Financials	39,452,530

7 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Healthcare (5.5%)
	Diagnostic Equipment (0.5%)
	Avantor Funding, Inc.
$ 1,000,000	4.625%, 07/15/28 144A	$ 1,055,770

	Disposable Medical Products (0.6%)
	Teleflex, Inc.
1,100,000	4.250%, 06/01/28 144A	1,146,750

	Medical Laboratories & Testing Services (1.2%)
	IQVIA, Inc.
1,150,000	5.000%, 10/15/26 144A	1,190,250

	MEDNAX, Inc.
1,250,000	6.250%, 01/15/27 144A	1,323,438
		2,513,688
	Medical - Drugs (1.3%)
	Bausch Health Companies, Inc.
2,618,000	6.125%, 04/15/25 144A	2,683,450

	Medical - Hospitals (0.9%)
	Prime Healthcare Services, Inc.
1,800,000	7.250%, 11/01/25 144A	1,948,644

	Medical - Wholesale Drug Distribution (1.0%)
	AdaptHealth LLC
1,850,000	6.125%, 08/01/28 144A	1,970,046
	Total Healthcare	11,318,348

	Industrials (17.5%)
	Aerospace/Defense - Equipment (0.5%)
	TransDigm, Inc.
1,000,000	6.375%, 06/15/26	1,035,970

	Auto - Medium & Heavy Duty Trucks (1.5%)
	JB Poindexter & Co., Inc.
2,850,000	7.125%, 04/15/26 144A	3,010,313

8 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Industrials (continued)
	Building & Construction Products - Miscellaneous (0.5%)
	Api Group DE, Inc.
$ 184,000	4.125%, 07/15/29 144A	$ 182,966

	Builders FirstSource, Inc.
825,000	5.000%, 03/01/30 144A	867,446
		1,050,412
	Building - Heavy Construction (0.7%)
	Tutor Perini Corp.
1,400,000	6.875%, 05/01/25 144A	1,440,250

	Distribution/Wholesale (2.6%)
	KAR Auction Services, Inc.
850,000	5.125%, 06/01/25 144A	872,270

	Resideo Funding, Inc.
4,300,000	6.125%, 11/01/26 144A	4,515,000
		5,387,270
	E-Commerce/Services (0.7%)
	Uber Technologies, Inc.
1,280,000	8.000%, 11/01/26 144A	1,379,200

	Human Resources (0.8%)
	ASGN, Inc.
1,575,000	4.625%, 05/15/28 144A	1,649,765

	Protection - Safety (1.3%)
	APX Group, Inc.
1,400,000	7.875%, 12/01/22	1,405,250
1,200,000	6.750%, 02/15/27 144A	1,279,440
		2,684,690
	Transportation - Air Freight (0.8%)
	Cargo Aircraft Management, Inc.
1,650,000	4.750%, 02/01/28 144A	1,682,719

9 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Industrials (continued)
	Transportation - Equipment & Leasing (2.3%)
	Fortress Transportation and Infrastructure Investors LLC
$ 1,950,000	6.500%, 10/01/25 144A	$ 2,025,562
2,250,000	9.750%, 08/01/27 144A	2,601,562
		4,627,124
	Transportation - Rail (1.9%)
	Watco Companies LLC
3,550,000	6.500%, 06/15/27 144A	3,798,500

	Transportation - Truck (0.8%)
	XPO Logistics, Inc.
1,650,000	6.750%, 08/15/24 144A	1,713,938

	Waste Management (3.1%)
	Covanta Holding Corp.
1,625,000	5.875%, 07/01/25	1,679,762

	GFL Environmental, Inc.
1,125,000	5.125%, 12/15/26 144A	1,190,160

	Waste Pro USA, Inc.
3,325,000	5.500%, 02/15/26 144A	3,432,231
		6,302,153
	Total Industrials	35,762,304

	Information Technology (8.2%)
	Applications Software (0.7%)
	SS&C Technologies, Inc.
1,350,000	5.500%, 09/30/27 144A	1,430,595

	Commercial Services - Finance (0.5%)
	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
875,000	4.625%, 11/01/26 144A	913,281

	Communications Software (1.0%)
	Avaya, Inc.
1,900,000	6.125%, 09/15/28 144A	2,033,570

10 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Information Technology (continued)
	Computer Services (0.6%)
	Unisys Corp.
$ 1,100,000	6.875%, 11/01/27 144A	$ 1,202,124

	Computer Software (0.5%)
	Camelot Finance SA
1,000,000	4.500%, 11/01/26 144A	1,046,250

	Consulting Services (0.5%)
	Gartner, Inc.
1,000,000	4.500%, 07/01/28 144A	1,056,120

	Semiconductor Equipment (0.5%)
	Entegris, Inc.
1,000,000	4.375%, 04/15/28 144A	1,043,750

	Telecommunication Equipment (2.2%)
	CommScope Technologies LLC
4,375,000	6.000%, 06/15/25 144A	4,467,969

	Telecommunication Services (0.4%)
	GCI LLC
850,000	4.750%, 10/15/28 144A	869,975

	Transactional Software (0.4%)
	Black Knight InfoServ LLC
750,000	3.625%, 09/01/28 144A	746,220

	Wireless Equipment (0.9%)
	Viasat, Inc.
1,800,000	5.625%, 09/15/25 144A	1,834,200
	Total Information Technology	16,644,054

	Materials (1.0%)
	Containers - Paper/Plastic (0.5%)
	Berry Global, Inc.
1,000,000	5.625%, 07/15/27 144A	1,057,590

11 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Materials (continued)
	Paper & Related Products (0.5%)
	Mercer International, Inc.
$ 975,000	5.500%, 01/15/26	$ 1,001,803
	Total Materials	2,059,393
	Total Corporate Bonds (cost $193,198,661)	196,384,200

Shares	Short-Term Investment (3.1%)
6,228,503	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%* (cost $6,228,503)		6,228,503

	Total Investments (cost $199,427,164 - note 4)	99.4%	202,612,703
	Other assets less liabilities	0.6	1,152,890
	Net Assets	100.0%	$ 203,765,593

*     The rate is an annualized seven-day yield at period end.

†     Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

12 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Portfolio Distribution	Percent of Investments	Portfolio Distribution	Percent of Investments

Advertising Services	1.3%	Medical Laboratories & Testing Services	1.3%
Aerospace/Defense - Equipment	0.5	Midstream Oil & Gas	4.3
Applications Software	0.7	Oil Company - Exploration & Production	2.2
Auto - Medium & Heavy Duty Trucks	1.5	Oil - Field Services	1.1
Broadcast Services/Program	1.1	Oil Refining & Marketing	0.6
Building - Heavy Construction	0.7	Paper & Related Products	0.5
Building - Residential/Commercial	1.8	Protection - Safety	1.4
Building & Construction Products - Miscellaneous	0.5	Racetracks	4.5
Cable/Satellite TV	1.7	Real Estate Management/Service	3.8
Casinos & Gaming	4.0	Real Estate Operator/Developer	0.4
Commercial Services - Finance	0.5	REITS - Diversified	3.7
Communications Software	1.0	REITS - Hotels	6.1
Computer Services	0.6	REITS - Mortgage	0.4
Computer Software	1.6	REITS - Storage	1.0
Consulting Services	0.5	Retail - Apparel/Shoes	1.1
Containers - Paper/Plastic	0.5	Retail - Automobile	3.2
Diagnostic Equipment	0.5	Retail - Building Products	0.3
Disposable Medical Products	0.6	Retail - Perfume & Cosmetics	0.8
Distribution/Wholesale	2.7	Retail - Restaurants	0.6
E-Commerce/Services	1.7	Retail - Sporting Goods	1.1
Energy - Alternate Sources	0.5	Rubber - Tires	1.3
Finance - Auto Loans	0.7	Semiconductor Equipment	0.5
Finance - Investment Banker/Broker	1.8	Telecommunication Equipment	2.3
Finance - Mortgage Loan/Banker	2.2	Telecommunication Services	0.4
Food - Canned	1.9	Telephone - Integrated	0.5
Food - Miscellaneous/Diversified	0.5	Theaters	1.4
Food - Retail	3.0	Toys	1.2
Food - Wholesale/Distributors	2.2	Transactional Software	0.4
Funeral Services & Related Items	0.6	Transportation - Air Freight	0.9
Hotels & Motels	1.8	Transportation - Equipment & Leasing	2.4
Human Resources	0.8	Transportation - Rail	1.9
Medical - Drugs	1.4	Transportation - Truck	0.9
Medical - Hospitals	1.0	Waste Management	3.2
Medical - Wholesale Drug Distribution	1.0	Wireless Equipment	0.9
			100.0%

See accompanying notes to financial statements.

13 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS JUNE 30, 2021 (unaudited)

Shares	Common Stocks (97.3%)	Market Value
	Communication Services (1.2%)
	Computer Software (1.3%)
159,472	Rackspace Technology, Inc.+	$ 3,127,246

	Theaters (0.8%)
23,400	Live Nation Entertainment, Inc.+	2,049,606
	Total Communication Services	5,176,852

	Consumer Discretionary (12.8%)
	Apparel Manufacturers (1.1%)
122,845	Under Armour, Inc.+	2,598,172

	Auto/Truck Parts & Equipment - Original (1.1%)
17,407	Aptiv PLC+	2,738,643

	Casinos & Gaming (1.1%)
24,446	Caesars Entertainment, Inc.+	2,536,272

	Distribution/Wholesale (2.2%)
89,936	Leslie's, Inc.+	2,472,341
59,686	LKQ Corp.+	2,937,745
		5,410,086
	Funeral Service & Related Items (0.8%)
36,358	Service Corp. International	1,948,425

	Racetracks (1.1%)
13,807	Churchill Downs, Inc.	2,737,376

	Recreational Centers (0.8%)
25,355	Planet Fitness, Inc.+	1,907,964

	Retail - Apparel/Shoes (0.7%)
23,655	L Brands, Inc.	1,704,579

	Retail - Automobile (0.7%)
13,622	CarMax, Inc.+	1,759,281

	Rubber - Tires (1.0%)
144,714	The Goodyear Tire & Rubber Co.+	2,481,845

14 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Consumer Discretionary (continued)
	Schools (0.7%)
11,646	Bright Horizons Family Solutions, Inc.	$ 1,713,243

	Toys (1.5%)
178,338	Mattel, Inc.+	3,584,594
	Total Consumer Discretionary	31,120,480

	Consumer Staples (3.6%)
	Brewery (1.9%)
10,010	Constellation Brands, Inc.	2,341,239
39,483	Molson Coors Beverage Co.+	2,119,842
		4,461,081
	Food - Wholesale/Distributors (1.7%)
50,296	Performance Food Group Co.+	2,438,853
45,059	US Foods Holding Corp.+	1,728,463
		4,167,316
	Total Consumer Staples	8,628,397

	Energy (1.1%)
	Oil - Field Services (1.1%)
104,756	ChampionX Corp.+	2,686,991

	Financials (15.8%)
	Finance - Auto Loans (2.2%)
106,923	Ally Financial, Inc.	5,329,042

	Finance - Consumer Loans (1.1%)
55,167	Synchrony Financial	2,676,703

	Finance - Credit Card (1.3%)
26,308	Discover Financial Services	3,111,973

	Finance - Investment Banker/Broker (2.2%)
38,638	LPL Financial Holdings, Inc.	5,215,357

	Finance - Other Services (1.7%)
23,977	Nasdaq, Inc.	4,215,157

15 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Financials (continued)
	Insurance Brokers (2.9%)
26,372	Arthur J Gallagher & Co.	$ 3,694,190
61,238	Brown & Brown, Inc.	3,254,187
		6,948,377
	Investment Management/Advisor Service (0.9%)
8,904	Ameriprise Financial, Inc.	2,216,028

	Real Estate Management/Service (1.8%)
112,682	Cushman & Wakefield PLC+	1,968,555
130,577	Realogy Holdings Corp.+	2,379,113
		4,347,668
	Real Estate Operator/Developer (1.1%)
26,557	The Howard Hughes Corp.+	2,588,245

	REITS - Diversified (0.6%)
48,332	VICI Properties, Inc.	1,499,259
	Total Financials	38,147,809

	Healthcare (13.4%)
	Diagnostic Equipment (1.6%)
109,916	Avantor, Inc.+	3,903,117

	Disposable Medical Products (1.7%)
10,509	Teleflex, Inc.	4,222,411

	Medical Laboratories & Testing Services (3.7%)
32,782	Catalent, Inc.+	3,544,390
22,842	IQVIA Holdings, Inc.+	5,535,073
		9,079,463
	Medical Products (2.0%)
29,460	Zimmer Biomet Holdings, Inc.	4,737,757

	Medical - Biomedical/Gene (1.0%)
3,741	Bio-Rad Laboratories, Inc.+	2,410,289

	Medical - Hospitals (1.0%)
11,259	HCA Healthcare, Inc.	2,327,686

16 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Healthcare (continued)
	Medical - Wholesale Drug Distribution (1.2%)
107,754	AdaptHealth Corp.+	$ 2,953,537

	Veterinary Diagnostics (1.2%)
84,466	Elanco Animal Health, Inc.+	2,930,126
	Total Healthcare	32,564,386

	Industrials (20.2%)
	Aerospace/Defense - Equipment (1.0%)
5,626	Teledyne Technologies, Inc.+	2,356,338

	Building & Construction Products - Miscellaneous (2.0%)
58,591	The AZEK Co., Inc.+	2,487,774
54,639	Builders FirstSource, Inc.+	2,330,900
		4,818,674
	Building Products - Air & Heating (0.9%)
44,202	Carrier Global Corp.	2,148,217

	Commercial Services - Finance (1.7%)
36,855	TransUnion	4,047,048

	Computer Services (0.8%)
18,825	Leidos Holdings, Inc.	1,903,207

	Consulting Services (1.0%)
14,509	Verisk Analytics, Inc.	2,535,012

	Distribution/Wholesale (2.3%)
78,557	Resideo Technologies, Inc.+	2,356,710
31,537	WESCO International, Inc.+	3,242,634
		5,599,344
	Electric - Integrated (0.9%)
65,462	Evoqua Water Technologies Corp.+	2,211,306

	Electric Products - Miscellaneous (0.7%)
12,503	AMETEK, Inc.	1,669,150

17 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Industrials (continued)
	Enterprise Software/Services (1.3%)
117,869	Clarivate PLC+	$ 3,244,934

	Machinery - Electric Utility (2.0%)
174,968	Vertiv Holdings Co.	4,776,626

	Machinery - Pumps (1.6%)
32,247	Xylem, Inc.	3,868,350

	Non-Hazardous Waste Disposal (0.7%)
16,816	Republic Services, Inc.	1,849,928

	Tools - Hand Held (0.9%)
10,323	Stanley Black & Decker, Inc.	2,116,112

	Transportation - Truck (1.0%)
16,767	XPO Logistics, Inc.+	2,345,536

	Waste Management (1.4%)
106,019	GFL Environmental, Inc.	3,384,126
	Total Industrials	48,873,908

	Information Technology (23.0%)
	Applications Software (2.1%)
71,713	SS&C Technologies Holdings, Inc.	5,167,639

	Commercial Services - Finance (1.9%)
13,215	Global Payments, Inc.	2,478,341
21,605	Shift4 Payments, Inc.+	2,024,821
		4,503,162
	Communications Software (0.6%)
55,282	Avaya Holdings Corp.+	1,487,086

	Computer Hardware & Storage (1.1%)
26,216	Dell Technologies, Inc.+	2,612,949

18 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Information Technology (continued)
	Consulting Services (1.1%)
11,106	Gartner, Inc.+	$ 2,689,873

	Data Processing/Management (1.1%)
15,636	Broadridge Financial Solutions, Inc.	2,525,683

	Electronic Components - Semiconductors (3.2%)
56,652	Marvell Technology, Inc.	3,304,511
36,312	ON Semiconductor Corp.+	1,390,023
15,272	Qorvo, Inc.+	2,987,967
		7,682,501
	Electronic Measurement Instruments (1.5%)
23,441	Keysight Technologies, Inc.+	3,619,525

	Internet Security (1.8%)
89,177	NortonLifeLock, Inc.	2,427,398
5,078	Palo Alto Networks, Inc.+	1,884,192
		4,311,590
	Office Automation & Equipment (3.0%)
20,921	CDW Corp.	3,653,853
6,919	Zebra Technologies Corp.+	3,663,541
		7,317,394
	Semiconductor Equipment (1.0%)
19,348	Entegris, Inc.	2,379,224

	Telecommunication Equipment (1.2%)
140,353	CommScope Holding Co., Inc.+	2,990,922

	Transactional Software (1.1%)
34,198	Black Knight, Inc.+	2,666,760

	Web Hosting/Design (0.7%)
19,846	GoDaddy, Inc.+	1,725,808

	Wireless Equipment (1.6%)
18,330	Motorola Solutions, Inc.	3,974,861
	Total Information Technology	55,654,977

19 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Materials (4.4%)
	Chemicals - Specialty (1.2%)
165,368	Diversey Holdings Ltd.+	$ 2,961,741

	Containers - Metal/Glass (2.2%)
36,767	Ball Corp.	2,978,862
24,233	Crown Holdings, Inc.	2,476,855
		5,455,717
	Containers - Paper/Plastic (1.0%)
35,303	Berry Global Group, Inc.+	2,302,462
	Total Materials	10,719,920

	Utilities (0.9%)
	Water (0.9%)
14,220	American Water Works Co., Inc.	2,191,729
	Total Common Stocks (cost $153,236,530)	235,765,449

	Short-Term Investment (2.8%)
6,711,528	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%* (cost $6,711,528)		6,711,528

	Total Investments (cost $159,948,058 - note 4)	100.1%	241,476,977
	Other assets less liabilities	(0.1)	(212,189)
	Net Assets	100.0%	$ 242,264,788

+ Non-income producing security.
* The rate is an annualized seven-day yield at period end.

20 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2021 (unaudited)

Portfolio Distribution	Percent of Common Stocks	Portfolio Distribution	Percent of Common Stocks

Aerospace/Defense - Equipment	1.0%	Internet Security	1.8%
Apparel Manufacturers	1.1	Investment Management/Advisor Service	0.9
Applications Software	2.2	Machinery - Electric Utility	2.0
Auto/Truck Parts & Equipment - Original	1.2	Machinery - Pumps	1.6
Brewery	1.9	Medical - Biomedical/Gene	1.0
Building & Construction Products - Miscellaneous	2.0	Medical - Hospitals	1.0
Building Products - Air & Heating	0.9	Medical - Wholesale Drug Distribution	1.3
Casinos & Gaming	1.1	Medical Laboratories & Testing Services	3.9
Chemicals - Specialty	1.3	Medical Products	2.0
Commercial Services - Finance	3.6	Non-Hazardous Waste Disposal	0.8
Communications Software	0.6	Office Automation & Equipment	3.1
Computer Hardware & Storage	1.1	Oil - Field Services	1.1
Computer Services	0.8	Racetracks	1.2
Computer Software	1.3	Real Estate Management/Service	1.9
Consulting Services	2.2	Real Estate Operator/Developer	1.1
Containers - Metal/Glass	2.3	Recreational Centers	0.8
Containers - Paper/Plastic	1.0	REITS - Diversified	0.6
Data Processing/Management	1.1	Retail - Apparel/Shoes	0.7
Diagnostic Equipment	1.7	Retail - Automobile	0.8
Disposable Medical Products	1.8	Rubber - Tires	1.1
Distribution/Wholesale	4.7	Schools	0.7
Electric - Integrated	0.9	Semiconductor Equipment	1.0
Electric Products - Miscellaneous	0.7	Telecommunication Equipment	1.3
Electronic Components - Semiconductors	3.3	Theaters	0.9
Electronic Measurement Instruments	1.5	Tools - Hand Held	0.9
Enterprise Software/Services	1.4	Toys	1.5
Finance - Auto Loans	2.3	Transactional Software	1.1
Finance - Consumer Loans	1.1	Transportation - Truck	1.0
Finance - Credit Card	1.3	Veterinary Diagnostics	1.2
Finance - Investment Banker/Broker	2.2	Waste Management	1.4
Finance - Other Services	1.8	Water	0.9
Food - Wholesale/Distributors	1.8	Web Hosting/Design	0.7
Funeral Service & Related Items	0.8	Wireless Equipment	1.7
Insurance Brokers	3.0		100.0%

See accompanying notes to financial statements.

21 | Aquila Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES JUNE 30, 2021 (unaudited)

	AQUILA THREE PEAKS HIGH INCOME FUND	AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
ASSETS
Investments at value (cost $199,427,164 and $159,948,058 respectively)	$202,612,703	$242,476,977
Receivable for interest and dividends	2,767,365	52,828
Receivable for Fund shares sold	502,826	160,385
Other assets	23,428	12,259
Total assets	205,906,322	242,702,449
LIABILITIES
Payable for investment securities purchased	1,368,796	—
Payable for Fund shared redeemed	532,365	125,331
Management fees payable	106,973	174,457
Dividends payable	56,829	—
Distribution and service fees payable	1,049	3,335
Accrued expenses	74,717	134,538
Total liabilities	2,140,729	437,661
NET ASSETS	$203,765,593	$242,264,788
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$233,121	$40,604
Additional paid-in capital	200,230,216	131,418,977
Total distributable earnings	3,302,256	110,805,207
	$203,765,593	$242,264,788
CLASS A
Net Assets	$40,391,780	$85,215,579
Capital shares outstanding	4,619,645	1,463,502
Net asset value and redemption price per share	$8.74	$58.23
Maximum offering price per share (100/96 of $8.74 and 100/95.75 of $58.23, respectively, adjusted to the nearest cent)	$9.10	$60.81
CLASS C
Net Assets	$3,784,953	$19,787,954
Capital shares outstanding	432,873	452,371
Net asset value and redemption price per share	$8.74	$43.74
CLASS I
Net Assets	$1,883,391	$3,482,864
Capital shares outstanding	215,324	57,055
Net asset value, offering and redemption price per share	$8.75	$61.04
CLASS Y
Net Assets	$157,705,469	$133,778,391
Capital shares outstanding	18,044,289	2,087,427
Net asset value, offering and redemption price per share	$8.74	$64.09

See accompanying notes to financial statements.

22 | Aquila Funds Trust

STATEMENTS OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2021 (unaudited)

	AQUILA THREE PEAKS HIGH INCOME FUND	AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
Investment Income
Interest income	$4,661,680	$349
Dividend income
(net of foreign tax withheld of $0 and $439, respectively)	—	653,612
Total investment income	4,661,680	653,961

Expenses
Management fees (note 3)	617,394	1,029,120
Distribution and service fees (note 3)	60,134	232,221
Transfer and shareholder servicing agent fees (note 3)	99,809	146,185
Trustees’ fees and expenses	52,781	64,574
Legal fees	48,616	55,600
Fund accounting fees	35,354	30,771
Registration fees and dues	34,946	35,980
Auditing and tax fees	9,720	12,695
Custodian fees	8,539	4,967
Shareholders’ reports	5,369	9,255
Insurance	4,268	5,118
Compliance services (note 3)	3,980	4,091
Line of credit commitment fee (note 9)	1,979	2,475
Miscellaneous	10,640	18,596
Total expenses	993,529	1,651,648

Net investment income (loss)	3,668,151	(997,687)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	2,872,228	26,268,913
Change in unrealized appreciation (depreciation) on investments	(1,389,277)	2,245,853

Net realized and unrealized gain (loss) on investments	1,482,951	28,514,766
Net change in net assets resulting from operations	$5,151,102	$27,517,079

See accompanying notes to financial statements.

23 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
OPERATIONS
Net investment income	$3,668,151	$6,378,038
Net realized gain (loss) from securities transactions	2,872,228	2,957,070
Change in unrealized appreciation (depreciation) on investments	(1,389,277)	3,477,934
Change in net assets resulting from operations	5,151,102	12,813,042

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	(818,907)	(1,559,317)

Class C Shares	(64,811)	(138,182)

Class I Shares	(27,968)	(42,372)

Class Y Shares	(3,124,806)	(5,236,892)

Change in net assets from distributions	(4,036,492)	(6,976,763)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	30,103,592	51,447,253
Reinvested dividends and distributions	3,683,077	6,373,415
Cost of shares redeemed	(13,591,904)	(52,177,262)
Net decrease in net assets from capital share transactions	20,194,765	5,643,406
Change in net assets	21,309,375	11,479,685

NET ASSETS:
Beginning of period	182,456,218	170,976,533
End of period	$203,765,593	$182,456,218

See accompanying notes to financial statements.

24 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
OPERATIONS
Net investment income (loss)	$(997,687)	$(1,286,546)
Net realized gain (loss) from securities transactions	26,268,913	3,782,830
Change in unrealized appreciation (depreciation) on investments	2,245,853	(879,719)
Change in net assets resulting from operations	27,517,079	1,616,565

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	—	(3,430,894)

Class C Shares	—	(1,459,238)

Class I Shares	—	(146,260)

Class Y Shares	—	(5,189,103)

Change in net assets from distributions	—	(10,225,495)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	14,853,521	29,981,343
Reinvested dividends and distributions	—	8,561,124
Cost of shares redeemed	(29,694,519)	(115,561,793)
Net decrease in net assets from capital share transactions	(14,840,998)	(77,019,326)
Change in net assets	12,676,081	(85,628,256)

NET ASSETS:
Beginning of period	229,588,707	315,216,963
End of period	$242,264,788	$229,588,707

See accompanying notes to financial statements.

25 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS JUNE 30, 2021 (unaudited)

1. Organization

Aquila Funds Trust (the "Trust"), a Massachusetts business trust, is comprised of two series: Aquila Three Peaks High Income Fund and Aquila Three Peaks Opportunity Growth Fund (each, a “Fund”). Each Fund is an open-end diversified investment company. Aquila Three Peaks High Income Fund’s objective is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Aquila Three Peaks Opportunity Growth Fund seeks capital appreciation whereby it invests primarily in the equity securities of companies located throughout the United States.

Both Funds are authorized to issue an unlimited number of shares and offer four classes of shares: Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. While each Fund registered Class F Shares effective April 3, 2017, there were no Class F Shares outstanding as of June 30, 2021.

All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by both Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. All other securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. With respect to Aquila Three Peaks High Income Fund, in the case of securities for which market quotations are readily available, securities are valued at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

26 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2021 (unaudited)

b)	Fair value measurements: Both Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the respective Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the respective Fund’s net assets as of June 30, 2021:

Valuation Inputs	AQUILA THREE PEAKS HIGH INCOME FUND	AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
	Investments in Securities*
Level 1 – Quoted Prices — Common Stocks, Mutual Funds, and Short-Term Investments	$6,228,503	$242,476,977
Level 2 – Other Significant Observable Inputs	196,384,200	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$202,612,703	$242,476,977
* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, events and transactions have been evaluated for potential recognition or disclosure through the date these financial statements were issued.
d)	Securities transactions and related investment income: Securities transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

27 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2021 (unaudited)

e)	Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax position for each of the open tax years (2018-2020) or expected to be taken in the Funds’ 2020 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.
g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2020, Aquila Three Peaks High Income Fund decreased paid-in capital by $639,864 and increased distributable earnings by $639,864. On December 31, 2020, Aquila Three Peaks Opportunity Growth Fund decreased paid-in capital by $1,285,551 and increased distributable earnings by $1,285,551. These reclassifications had no effect on net assets or net asset value per share.
i)	Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services-Investment Companies".

3. Fees and Related Party Transactions

a)	Management Arrangements:

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for each Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of each Fund has been delegated to a Sub-Adviser as described below. Under each Advisory and Administrative Agreement, the Manager provides all administrative services to the respective Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the offices of the Funds and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Funds such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor.

28 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2021 (unaudited)

For its services to Aquila Three Peaks High Income Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund’s net assets. The Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.65 of 1% of such net asset value on the net assets of the fund up to $400,000,000 and 0.60 of 1% of the Fund's net assets above $400,000,000 through April 30, 2022. The Manager may not terminate the arrangement without the approval of the Board of Trustees.

For its services to Aquila Three Peaks Opportunity Growth Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.90% on the Fund’s net assets up to $100 million, 0.85% on such assets above $100 million up to $250 million, and 0.80% on assets above $250 million.

Three Peaks Capital Management, LLC (the “Sub-Adviser”) serves as the Investment Sub-Adviser for both Funds under Sub-Advisory Agreements between the Manager and the Sub-Adviser. Under the agreements, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Funds, the investment programs of the Funds and the composition of their portfolios and arranges for the purchases and sales of portfolio securities. For its services with respect to Aquila Three Peaks High Income Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of close of business each day at the annual rate of 0.45% on the first $100 million net assets, 0.40% on the next $150 million of the net assets and 0.35% on the net assets above $250 million. For its services with respect to Aquila Three Peaks Opportunity Growth Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets up to $100 million, 0.45% on such assets above $100 million up to $250 million, and 0.40% on assets above $250 million.

Under a Compliance Agreement with the Manager, the Manager is compensated by the Funds for compliance related services provided to enable the Funds to comply with Rule 38a-1 of the Investment Company Act of 1940.

Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Funds' Prospectus and Statement of Additional Information.

b)	Distribution and Service Fees:

The Funds have adopted Distribution Plans (each a “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plans, with respect to Class A Shares, the Funds are authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the respective Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts.

29 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2021 (unaudited)

For the six months ended June 30, 2021, these payments were as follows:

	Annual Distribution Fee Rate on Class A	Distribution Fees on Class A	Amount Retained by Distributor
Aquila Three Peaks High Income Fund	0.20%	$39,767	$1,872
Aquila Three Peaks Opportunity Growth Fund	0.30%	$120,845	$5,771

Under another part of the Plan, the Funds are authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the respective Fund’s average net assets represented by Class C Shares. In addition, under a Shareholder Services Plan, the Funds are authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the respective Fund’s average net assets represented by Class C Shares.

For the six months ended June 30, 2021, these payments were as follows:

	Qualified Recipients Fees on Class C	Shareholder Services Fee on Class C	Amount Retained by Distributor
Aquila Three Peaks High Income Fund	$14,651	$4,884	$4,914
Aquila Three Peaks Opportunity Growth Fund	$82,148	$27,382	$27,419

Under another part of the Plan, the Funds are authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the respective Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Funds have a Shareholder Services Plan under which each Fund may pay service fees of not more than 0.25% of the average annual net assets of the respective Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets.

With respect to Aquila Three Peaks High Income Fund, for the six months ended June 30, 2021, these payments were made at the average annual rate of 0.37% (0.12% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $2,566 of which $832 related to the Plan and $1,734 related to the Shareholder Services Plan.

With respect to Aquila Three Peaks Opportunity Growth Fund, for the six months ended June 30, 2021, these payments were made at the average annual rate of 0.36% (0.11% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $6,017 of which $1,846 related to the Plan and $4,171 related to the Shareholder Services Plan.

Specific details about the Plans are more fully defined in the Funds' Prospectus and Statement of Additional Information.

Under Distribution Agreements, the Distributor serves as the exclusive distributor of the Funds' shares. Through agreements between the Distributor and various broker-dealers or other financial intermediaries (such as a bank or financial advisor collectively “intermediaries”), Fund shares are sold primarily through the facilities of these intermediaries with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2021, Aquila Three Peaks High Income Fund's total commissions on sales of Class A Shares amounted to $6,530 of which the Distributor received $1,346. For the six months ended June 30, 2021, Aquila Three Peaks Opportunity Growth Fund's total commissions on sales of Class A Shares amounted to $25,512 of which the Distributor received $2,683.

30 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2021 (unaudited)

c)   Transfer and shareholder servicing fees:

The Fund compensates certain financial intermediaries in connection with sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the respective Fund and certain shareholders; and (ii) the payments that the respective Fund would make to another entity to perform the same ongoing services to existing shareholders.

4. Purchases and Sales of Securities

Aquila Three Peaks High Income Fund

During the six months ended June 30, 2021, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $176,010,402 and $157,583,502, respectively.

At June 30, 2021, the aggregate tax cost for all securities was $199,690,765. At June 30, 2021, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $3,148,335 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $226,397 for a net unrealized appreciation of $2,921,938.

Aquila Three Peaks Opportunity Growth Fund

During the six months ended June 30, 2021, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $102,457,561 and $121,867,327, respectively.

At June 30, 2021, the aggregate tax cost for all securities was $161,529,844. At June 30, 2021, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $81,820,931 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $873,798 for a net unrealized appreciation of $80,947,133.

5. Portfolio Orientation

Aquila Three Peaks High Income Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds”. High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

31 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2021 (unaudited)

Aquila Three Peaks Opportunity Growth Fund may invest no less than 70% of its net assets in equity securities believed to have the potential for capital appreciation. The Fund may invest in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap. Thus the Fund may invest in common stocks without regard to whether they could be described as “growth” or “value”.

6. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

Aquila Three Peaks High Income Fund

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	117,718	$1,023,357	328,575	$2,749,422
Reinvested distributions	80,949	704,225	160,205	1,343,094
Cost of shares redeemed	(177,500)	(1,543,525)	(879,094)	(7,254,215)
Net change	21,167	184,057	(390,314)	(3,161,699)
Class C Shares
Proceeds from shares sold	13,677	119,047	50,206	420,945
Reinvested distributions	6,826	59,383	14,487	121,511
Cost of shares redeemed	(77,104)	(670,254)	(151,038)	(1,258,737)
Net change	(56,601)	(491,824)	(86,345)	(716,281)
Class I Shares
Proceeds from shares sold	81,225	708,193	85,109	704,486
Reinvested distributions	2,249	19,574	4,265	35,826
Cost of shares redeemed	(10,690)	(93,086)	(86,687)	(723,375)
Net change	72,784	634,681	2,687	16,937
Class Y Shares
Proceeds from shares sold	3,246,463	28,252,995	5,743,346	47,570,723
Reinvested distributions	333,497	2,899,895	580,760	4,872,984
Cost of shares redeemed	(1,296,976)	(11,285,039)	(5,218,200)	(42,939,258)
Net change	2,282,984	19,867,851	1,105,906	9,504,449
Total transactions in Fund shares	2,320,334	$20,194,765	631,934	$5,643,406

32 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2021 (unaudited)

Aquila Three Peaks Opportunity Growth Fund

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	98,455	$5,527,434	133,809	$6,246,971
Reinvested distributions	—	—	61,720	3,085,390
Cost of shares redeemed	(110,122)	(6,071,522)	(594,704)	(26,501,790)
Net change	(11,667)	(544,088)	(399,175)	(17,169,429)
Class C Shares
Proceeds from shares sold	7,993	336,418	31,652	1,112,453
Reinvested distributions	—	—	35,524	1,339,263
Cost of shares redeemed	(164,218)	(6,890,543)	(399,431)	(14,036,368)
Net change	(156,225)	(6,554,125)	(332,255)	(11,584,652)
Class I Shares
Proceeds from shares sold	8,744	515,083	23,269	1,022,119
Reinvested distributions	—	—	1,981	103,806
Cost of shares redeemed	(12,127)	(703,822)	(45,941)	(2,161,438)
Net change	(3,383)	(188,739)	(20,691)	(1,035,513)
Class Y Shares
Proceeds from shares sold	139,075	8,474,586	430,705	21,599,800
Reinvested distributions	—	—	73,415	4,032,665
Cost of shares redeemed	(262,217)	(16,028,632)	(1,540,486)	(72,862,197)
Net change	(123,142)	(7,554,046)	(1,036,366)	(47,229,732)
Total transactions in Fund shares	(294,417)	$(14,840,998)	(1,788,487)	$(77,019,326)

33 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2021 (unaudited)

7. Income Tax Information and Distributions

Aquila Three Peaks High Income Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Aquila Three Peaks Opportunity Growth Fund declares distributions to shareholders from net investment income, if any, and from net realized capital gains, if any, on at least an annual basis. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, or in cash, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

At December 31, 2020, Aquila Three Peaks High Income Fund had capital loss carryover of $2,208,509 which is long-term and has no expiration date.

The tax character of distributions:

	Aquila Three Peaks High Income Fund		Aquila Three Peaks Opportunity Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019
Ordinary Income	$6,976,763	$6,329,693	$7,221,958	$—
Long term capital gain	—	—	3,003,537	26,029,473
	$6,976,763	$6,329,693	$10,225,495	$26,029,473

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Aquila Three Peaks High Income Fund	Aquila Three Peaks Opportunity Growth Fund
Ordinary Income	$624	$—
Accumulated net realized gain	—	4,610,532
Post October losses	(20,163)	—
Capital loss carryover	(2,208,509)	—
Unrealized appreciation (depreciation)	4,415,694	78,677,596
	$2,187,646	$83,288,128

For both Funds, the difference between cost and unrealized appreciation for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. As of December 31, 2020, Aquila Three Peaks High Income incurred post-October losses of $20,163 and elected to defer such capital losses. Capital losses incurred after October 31st within the fiscal year are deemed to arise on the first business day of the following year for tax purposes.

34 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2021 (unaudited)

8. Securities Traded on a When-Issued Basis

The Funds may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

9. Credit Facility

Since August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds (which is comprised of nine funds) have been parties to a $40 million credit agreement, which currently terminates on August 25, 2021 (per the August 26, 2020 amendment).  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,
b)	interest on amounts borrowed for temporary or emergency purposes by the fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

There were no borrowings under the credit agreement during the six months ended June 30, 2021.

10. Ongoing Events

The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

35 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2021 (unaudited)

11. Subsequent Event

Effective on or before September 30, 2021, Three Peaks Capital Management, LLC will no longer serve as Sub-Adviser to the Funds. Aquila Investment Management LLC will remain as each Fund's Investment Adviser. No material changes to either Fund’s investment objectives, principal investment strategies, fees or expenses are currently anticipated in connection with the change.

Effective on or before September 30, 2021, the Funds will be renamed Aquila High Income Fund and Aquila Opportunity Growth Fund, respectively.

36 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	6/30/21	Year Ended December 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.69	$8.39	$8.12	$8.55	$8.49	$8.36
Income (loss) from investment operations:
Net investment income(1)	0.16	0.30	0.27	0.32	0.37	0.30
Net gain (loss) on securities (both realized and unrealized)	0.07	0.33	0.31	(0.43)	0.07	0.13
Total from investment operations	0.23	0.63	0.58	(0.11)	0.44	0.43
Less distributions (note 7):
Dividends from net investment income	(0.18)	(0.33)	(0.31)	(0.32)	(0.37)	(0.30)
Distributions from capital gains	––	––	––	––	(0.01)	––
Total distributions	(0.18)	(0.33)	(0.31)	(0.32)	(0.38)	(0.30)
Net asset value, end of period	$8.74	$8.69	$8.39	$8.12	$8.55	$8.49
Total return (not reflecting sales charge)	2.65%(2)	7.74%	7.16%	(1.29)%	5.30%	5.20%
Ratios/supplemental data
Net assets, end of period (in thousands)	$40,392	$39,982	$41,876	$42,640	$48,552	$54,302
Ratio of expenses to average net assets	1.18%(3)	1.21%	1.20%	1.14%	1.12%	1.10%
Ratio of net investment income to average net assets	3.73%(3)	3.60%	3.24%	3.87%	4.37%	3.54%
Portfolio turnover rate	85%(2)	347%	124%	118%	156%	153%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

37 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	6/30/21	Year Ended December 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.70	$8.39	$8.12	$8.55	$8.50	$8.36
Income (loss) from investment operations:
Net investment income(1)	0.13	0.23	0.20	0.26	0.31	0.23
Net gain (loss) on securities (both realized and unrealized)	0.05	0.34	0.31	(0.44)	0.05	0.14
Total from investment operations	0.18	0.57	0.51	(0.18)	0.36	0.37
Less distributions (note 7):
Dividends from net investment income	(0.14)	(0.26)	(0.24)	(0.25)	(0.30)	(0.23)
Distributions from capital gains	––	––	––	—	(0.01)	––
Total distributions	(0.14)	(0.26)	(0.24)	(0.25)	(0.31)	(0.23)
Net asset value, end of period	$8.74	$8.70	$8.39	$8.12	$8.55	$8.50
Total return (not reflecting CDSC)	2.12%(2)	7.00%	6.31%	(2.08)%	4.34%	4.49%
Ratios/supplemental data
Net assets, end of period (in thousands)	$3,785	$4,256	$4,833	$7,091	$11,726	$16,871
Ratio of expenses to average net assets	1.98%(3)	2.01%	1.99%	1.94%	1.92%	1.91%
Ratio of net investment income to average net assets	2.93%(3)	2.79%	2.44%	3.08%	3.56%	2.74%
Portfolio turnover rate	85%(2)	347%	124%	118%	156%	153%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

38 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	6/30/21	Year Ended December 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.70	$8.39	$8.12	$8.55	$8.50	$8.36
Income (loss) from investment operations:
Net investment income(1)	0.16	0.30	0.26	0.32	0.37	0.29
Net gain (loss) on securities (both realized and unrealized)	0.06	0.34	0.31	(0.43)	0.05	0.14
Total from investment operations	0.22	0.64	0.57	(0.11)	0.42	0.43
Less distributions (note 7):
Dividends from net investment income	(0.17)	(0.33)	(0.30)	(0.32)	(0.36)	(0.29)
Distributions from capital gains	––	—	—	—	(0.01)	––
Total distributions	(0.17)	(0.33)	(0.30)	(0.32)	(0.37)	(0.29)
Net asset value, end of period	$8.75	$8.70	$8.39	$8.12	$8.55	$8.50
Total return	2.61%(2)	7.79%	7.08%	(1.35)%	5.06%	5.24%
Ratios/supplemental data
Net assets, end of period (in thousands)	$1,883	$1,239	$1,174	$1,142	$1,451	$1,857
Ratio of expenses to average net assets	1.25%(3)	1.28%	1.27%	1.21%	1.22%	1.20%
Ratio of net investment income to average net assets	3.65%(3)	3.56%	3.16%	3.80%	4.26%	3.46%
Portfolio turnover rate	85%(2)	347%	124%	118%	156%	153%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

39 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	6/30/21	Year Ended December 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.69	$8.40	$8.13	$8.56	$8.50	$8.36
Income (loss) from investment operations:
Net investment income(1)	0.17	0.32	0.29	0.34	0.39	0.32
Net gain (loss) on securities (both realized and unrealized)	0.07	0.32	0.30	(0.43)	0.07	0.14
Total from investment operations	0.24	0.64	0.59	(0.09)	0.46	0.46
Less distributions (note 7):
Dividends from net investment income	(0.19)	(0.35)	(0.32)	(0.34)	(0.39)	(0.32)
Distributions from capital gains	––	—	—	—	(0.01)	––
Total distributions	(0.19)	(0.35)	(0.32)	(0.34)	(0.40)	(0.32)
Net asset value, end of period	$8.74	$8.69	$8.40	$8.13	$8.56	$8.50
Total return	2.75%(2)	7.82%	7.37%	(1.09)%	5.51%	5.55%
Ratios/supplemental data
Net assets, end of period (in thousands)	$157,705	$136,978	$123,094	$109,939	$158,359	$173,150
Ratio of expenses to average net assets	0.98%(3)	1.01%	1.00%	0.94%	0.92%	0.90%
Ratio of net investment income to average net assets	3.93%(3)	3.81%	3.44%	4.08%	4.57%	3.77%
Portfolio turnover rate	85%(2)	347%	124%	118%	156%	153%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

40 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	6/30/21	Year Ended December 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$51.86	$50.62	$40.84	$52.38	$47.39	$44.78
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.26)	(0.29)	(0.17)	(0.24)	(0.06)	(0.11)
Net gain (loss) on securities (both realized and unrealized)	6.63	3.94	14.50	(5.27)	7.76	2.72
Total from investment operations	6.37	3.65	14.33	(5.51)	7.70	2.61
Less distributions (note 7):
Dividends from net investment income	—	—	—	––	––	––
Distributions from capital gains	—	(2.41)	(4.55)	(6.03)	(2.71)	(0.01)
Total distributions	—	(2.41)	(4.55)	(6.03)	(2.71)	(0.01)
Paid-in capital from redemption fees	—	—	—	––	––	0.01
Net asset value, end of period	$58.23	$51.86	$50.62	$40.84	$52.38	$47.39
Total return (not reflecting sales charge)	12.29%(3)	7.39%	35.47%	(11.35)%	16.35%	5.85%(2)
Ratios/supplemental data
Net assets, end of period (in thousands)	$85,216	$76,507	$94,879	$75,438	$105,809	$136,347
Ratio of expenses to average net assets	1.50%(4)	1.54%	1.49%	1.41%	1.38%	1.39%
Ratio of net investment income (loss) to average net assets	(0.95)%(4)	(0.63)%	(0.35)%	(0.45)%	(0.12)%	(0.24)%
Portfolio turnover rate	44%(3)	69%	88%	123%	70%	67%

Expense and net investment income ratios before expense recovery, as applicable, were:

Ratio of expenses to average net assets	1.50%(4)	1.54%	1.49%	1.41%	1.38%	1.38%
Ratio of net investment income (loss) to average net assets	(0.95)%(4)	(0.63)%	(0.35)%	(0.45)%	(0.12)%	(0.22)%

Expense ratios after giving effect to net of expense recovery were:

Ratio of expenses to average net assets	1.50%(4)	1.54%	1.49%	1.41%	1.38%	1.39%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   During 2016, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.

(3)   Not annualized.

(4)   Annualized.

See accompanying notes to financial statements.

41 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	6/30/21	Year Ended December 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$39.10	$39.00	$32.49	$43.26	$39.83	$37.91
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.34)	(0.47)	(0.41)	(0.50)	(0.34)	(0.35)
Net gain (loss) on securities (both realized and unrealized)	4.98	2.98	11.47	(4.24)	6.48	2.28
Total from investment operations	4.64	2.51	11.06	(4.74)	6.14	1.93
Less distributions (note 7):
Dividends from net investment income	—	—	—	––	––	––
Distributions from capital gains	—	(2.41)	(4.55)	(6.03)	(2.71)	(0.01)
Total distributions	—	(2.41)	(4.55)	(6.03)	(2.71)	(0.01)
Net asset value, end of period	$43.74	$39.10	$39.00	$32.49	$43.26	$39.83
Total return (not reflecting CDSC)	11.87%(3)	6.67%	34.51%	(11.96)%	15.53%	5.09%(2)
Ratios/supplemental data
Net assets, end of period (in thousands)	$19,788	$23,795	$36,697	$40,453	$73,163	$87,187
Ratio of expenses to average net assets	2.20%(4)	2.24%	2.20%	2.11%	2.08%	2.10%
Ratio of net investment income (loss) to average net assets	(1.65)%(4)	(1.34)%	(1.05)%	(1.17)%	(0.81)%	(0.92)%
Portfolio turnover rate	44%(3)	69%	88%	123%	70%	67%

Expense and net investment income ratios before expense recovery, as applicable, were:

Ratio of expenses to average net assets	2.20%(4)	2.24%	2.20%	2.11%	2.08%	2.08%
Ratio of net investment income (loss) to average net assets	(1.65)%(4)	(1.34)%	(1.05)%	(1.17)%	(0.81)%	(0.91)%

Expense ratios after giving effect to net of expense recovery were:

Ratio of expenses to average net assets	2.20%(4)	2.24%	2.20%	2.11%	2.08%	2.10%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   During 2016, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.

(3)   Not annualized.

(4)   Annualized.

See accompanying notes to financial statements.

42 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	6/30/21	Year Ended December 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$54.36	$52.90	$42.49	$54.23	$48.93	$46.19
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.26)	(0.27)	(0.14)	(0.27)	(0.02)	(0.04)
Net gain (loss) on securities (both realized and unrealized)	6.94	4.14	15.10	(5.44)	8.02	2.77
Total from investment operations	6.68	3.87	14.96	(5.71)	8.00	2.73
Less distributions (note 7):
Dividends from net investment income	—	—	—	––	––	––
Distributions from capital gains	—	(2.41)	(4.55)	(6.03)	(2.71)	(0.01)
Total distributions	—	(2.41)	(4.55)	(6.03)	(2.71)	(0.01)
Paid-in capital from redemption fees	—	—	—	––	0.01	0.02
Net asset value, end of period	$61.04	$54.36	$52.90	$42.49	$54.23	$48.93
Total return	12.29%(2)	7.49%	35.57%	(11.33)%	16.46%	5.95%
Ratios/supplemental data
Net assets, end of period (in thousands)	$3,483	$3,285	$4,292	$6,687	$40,900	$47,486
Ratio of expenses to average net assets	1.44%(3)	1.47%	1.43%	1.35%	1.31%	1.31%
Ratio of net investment income (loss) to average net assets	(0.89)%(3)	(0.55)%	(0.27)%	(0.49)%	(0.04)%	(0.09)%
Portfolio turnover rate	44%(2)	69%	88%	123%	70%	67%

Expense and net investment income ratios before expense recovery, as applicable, were:

Ratio of expenses to average net assets	1.44%(3)	1.47%	1.43%	1.35%	1.31%	1.31%
Ratio of net investment income (loss) to average net assets	(0.89)%(3)	(0.55)%	(0.27)%	(0.49)%	(0.04)%	(0.09)%

Expense ratios after giving effect to net of expense recovery were:

Ratio of expenses to average net assets	1.44%(3)	1.47%	1.43%	1.35%	1.31%	1.31%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

43 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	6/30/21	Year Ended December 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$57.00	$55.24	$44.11	$55.91	$50.27	$47.36
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.20)	(0.17)	(0.02)	(0.10)	0.10	0.04
Net gain (loss) on securities (both realized and unrealized)	7.29	4.34	15.70	(5.67)	8.25	2.87
Total from investment operations	7.09	4.17	15.68	(5.77)	8.35	2.91
Less distributions (note 7):
Dividends from net investment income	—	—	—	––	––	––
Distributions from capital gains	—	(2.41)	(4.55)	(6.03)	(2.71)	(0.01)
Total distributions	—	(2.41)	(4.55)	(6.03)	(2.71)	(0.01)
Paid-in capital from redemption fees	—	—	—	––	––	0.01
Net asset value, end of period	$64.09	$57.00	$55.24	$44.11	$55.91	$50.27
Total return	12.44%(3)	7.71%	35.90%	(11.09)%	16.71%	6.16%(2)
Ratios/supplemental data
Net assets, end of period (in thousands)	$133,778	$126,001	$179,349	$176,998	$381,286	$352,751
Ratio of expenses to average net assets	1.20%(4)	1.23%	1.20%	1.11%	1.08%	1.10%
Ratio of net investment income (loss) to average net assets	(0.65)%(4)	(0.33)%	(0.05)%	(0.18)%	0.18%	0.08%
Portfolio turnover rate	44%(3)	69%	88%	123%	70%	67%

Expense and net investment income ratios before expense recovery, as applicable, were:

Ratio of expenses to average net assets	1.20%(4)	1.23%	1.20%	1.11%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets	(0.65)%(4)	(0.33)%	(0.05)%	(0.18)%	0.18%	0.10%

Expense ratios after giving effect to net of expense recovery were:

Ratio of expenses to average net assets	1.20%(4)	1.23%	1.20%	1.11%	1.08%	1.10%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   During 2016, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.

(3)   Not annualized.

(4)   Annualized.

See accompanying notes to financial statements.

44 | Aquila Funds Trust

Additional Information (unaudited):

Statement Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end management investment companies to adopt and implement written liquidity risk management programs that are reasonably designed to assess and manage liquidity risk. Liquidity risk is defined in the rule as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. In accordance with Rule 22e-4, Aquila Funds Trust (“AFT”) has adopted a Liquidity Risk Management (“LRM”) program (the “program”). AFT’s Board of Trustees (the “Board”) has designated an LRM Committee consisting of employees of Aquila Investment Management LLC (“AIM”) as the administrator of the program (the “Committee”).

The Board met on June 11, 2021 to review the program. At the meeting, the Committee provided the Board with a report that addressed the operation of the program and assessed its adequacy and effectiveness of implementation, and any material changes to the program (the “Report”). The Report covered the period from May 30, 2020 through April 30, 2021 (the “Reporting Period”).

During the Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure taking into account less liquid and illiquid assets.

The Committee reviewed each Fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In classifying and reviewing each Fund’s investments, the Committee considered whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity. The Committee considered the following information when determining the sizes in which each Fund would reasonably anticipate trading: historical net redemption activity, the Fund’s concentration in an issuer, shareholder concentration, Fund performance, Fund size, and distribution channels.

The Committee considered each Fund’s holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending arrangements.

The Committee also performed an analysis to determine whether a Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”), and determined that the requirement to maintain an HLIM was inapplicable to the Funds because each Fund primarily holds highly liquid investments.

There were no material changes to the program during the Reporting Period. The Report provided to the Board stated that the Committee concluded that the program is reasonably designed and operated effectively throughout the Review Period.

45 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 1/01/21	Ending(1) Account Value 6/30/21	Expenses(2) Paid During Period 1/01/21 – 6/30/21	Ending Account Value 6/30/21	Expenses(2) Paid During Period 1/01/21 – 6/30/21	Net Annualized Expense Ratio
A	$1,000	$1,026.50	$ 5.93	$1,018.94	$ 5.91	1.18%
C	$1,000	$1,021.20	$ 9.92	$1,014.98	$ 9.89	1.98%
I	$1,000	$1,026.10	$ 6.28	$1,018.60	$ 6.26	1.25%
Y	$1,000	$1,027.50	$ 4.93	$1,019.93	$ 4.91	0.98%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

46 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 1/01/21	Ending(1) Account Value 6/30/21	Expenses(2) Paid During Period 1/01/21 – 6/30/21	Ending Account Value 6/30/21	Expenses(2) Paid During Period 1/01/21 – 6/30/21	Net Annualized Expense Ratio
A	$1,000	$1,122.90	$ 7.90	$1,017.36	$ 7.50	1.50%
C	$1,000	$1,118.70	$11.56	$1,013.88	$10.99	2.20%
I	$1,000	$1,122.90	$ 7.58	$1,017.65	$ 7.20	1.44%
Y	$1,000	$1,124.40	$ 6.32	$1,018.84	$ 6.01	1.20%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

47 | Aquila Funds Trust

Information Available (unaudited)

Annual and Semi-Annual Reports and Complete Portfolio Holding Schedules

Your Fund’s Annual and Semi-Annual Reports are filed with the SEC twice a year. Each Report contains a complete Schedule of Portfolio Holdings, along with full financial statements and other important financial statement disclosures. Additionally, your Fund files a complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Reports on Form N-PORT. Your Fund’s Annual and Semi-Annual Reports and N-PORT reports are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

In addition, your Fund’s Annual and Semi-Annual Reports and complete Portfolio Holdings Schedules for each fiscal quarter end are also available, free of charge, on your Fund’s website, www.aquilafunds.com (under the prospectuses & reports tab) or by calling us at 1-800-437-1000.

Portfolio Holdings Reports

In accordance with your Fund’s Portfolio Holdings Disclosure Policy, the Manager also prepares a Portfolio Holdings Report as of each quarter end, which is typically posted to your Fund’s individual page at www.aquilafunds.com by the 15th day after the end of each calendar quarter. Such information will remain accessible until the next Portfolio Holdings Report is made publicly available by being posted to www.aquilafunds.com. The quarterly Portfolio Holdings Report may be accessed, free of charge, by visiting www.aquilafunds.com or calling us at 1-800-437-1000.

Proxy Voting Record (unaudited)

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30, 2021 is available upon request, without charge, at www.aquilafunds.com or on the SEC's website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

For the calendar year ended December 31, 2020, the following percentage of the dividends and distributions paid by the Funds were taxable as follows:

	Ordinary Income	Long-Term Capital Gains
Aquila Three Peaks High Income Fund	100%	—
Aquila Three Peaks Opportunity Growth Fund	71%	29%

Prior to February 15, 2021, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2020 calendar year.

48 | Aquila Funds Trust

Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

THREE PEAKS CAPITAL MANAGEMENT, LLC

3750 Dacoro Lane, Suite 100

Castle Rock, Colorado 80109

Board of Trustees

Glenn P. O’Flaherty, Chair

Diana P. Herrmann, Vice Chair

John M. Burlingame

Gary C. Cornia

Grady Gammage, Jr.

Patricia L. Moss

Officers

Diana P. Herrmann, President

Paul G. O’Brien, Senior Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Anita Albano, Secretary

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

AQL-AFTSAR-0821

ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.   INVESTMENTS

(a)                 Schedule I – Included in Item 1 above

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.   CONTROLS AND PROCEDURES

(a)	Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that the information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant has carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	Change in Internal Controls. There have been no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

ITEM 12.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.   EXHIBITS

(a)(2)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST

By:  /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

August 31, 2021

By:  /s/ Joseph P. DiMaggio

Chief Financial Officer and Treasurer

August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

August 31, 2021

By:  /s/ Joseph P. DiMaggio

Joseph P. DiMaggio

Chief Financial Officer and Treasurer

August 31, 2021